UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (97.9%)(a)
		Shares	Value

France (21.1%)

Accor SA		107,360	$5,025,814

Air Liquide SA		39,406	4,669,554

Airbus Group SE		107,068	6,359,410

Alcatel-Lucent(NON)		1,439,993	5,301,514

Eurazeo SA		42,913	2,855,496

Gaztransport Et Technigaz SA		40,588	2,109,108

Natixis SA		994,526	5,494,954

Nexity SA		83,402	3,595,606

Numericable-SFR(NON)		105,770	4,898,899

Sanofi		91,258	8,693,752

Societe Generale SA		103,606	4,634,508

Total SA		260,639	11,750,930

Valeo SA		32,040	4,338,877

Veolia Environnement SA		308,190	7,062,587

			76,791,009
Germany (8.6%)

Bayer AG		68,210	8,717,800

Evonik Industries AG		93,455	3,123,649

Henkel AG & Co. KGaA (Preference)		57,960	5,955,150

Rheinmetall AG		37,530	2,296,512

RIB Software AG(S)		134,586	2,114,955

Siemens AG		66,977	5,983,942

Zalando SE(NON)		90,570	2,999,823

			31,191,831
Ireland (5.3%)

Bank of Ireland(NON)		10,190,748	3,967,233

Hibernia REIT PLC(R)		1,879,507	2,662,113

Kerry Group PLC Class A		71,593	5,383,576

Permanent TSB Group Holdings PLC(NON)		700,547	3,724,819

Smurfit Kappa Group PLC		135,264	3,636,360

			19,374,101
Italy (3.7%)

Luxottica Group SpA		68,656	4,772,566

Moncler SpA		153,055	2,744,392

Telecom Italia SpA RSP		5,795,848	5,947,950

			13,464,908
Netherlands (6.5%)

Akzo Nobel NV		53,156	3,455,707

ASML Holding NV		16,130	1,414,160

ING Groep NV GDR		583,778	8,287,130

InterXion Holding NV(NON)		98,900	2,678,212

Unilever NV ADR		190,248	7,656,393

			23,491,602
Norway (0.8%)

DNB ASA		225,003	2,932,235

			2,932,235
Spain (4.8%)

Acerinox SA(S)		148,377	1,325,732

Atresmedia Corporacion de Medios de Comunicacion SA		361,265	4,596,719

Cellnex Telecom SAU 144A(NON)		211,877	3,605,633

Grifols SA ADR(S)		84,100	2,556,640

International Consolidated Airlines Group SA(NON)		608,556	5,430,904

			17,515,628
Sweden (2.9%)

Assa Abloy AB Class B		271,046	4,868,469

Com Hem Holding AB		331,309	2,770,810

Intrum Justita AB		83,992	2,905,694

			10,544,973
Switzerland (13.1%)

Barry Callebaut AG		3,566	3,884,962

Cembra Money Bank AG		69,608	4,118,732

Credit Suisse Group AG		258,128	6,209,964

dorma + kaba Holding AG Class B		6,425	3,949,751

Novartis AG		163,771	15,085,724

Partners Group Holding AG		8,426	2,862,787

Roche Holding AG-Genusschein		43,458	11,488,296

			47,600,216
United Kingdom (30.1%)

Admiral Group PLC		141,449	3,220,313

Associated British Foods PLC		118,935	6,027,756

AstraZeneca PLC		115,822	7,350,451

BAE Systems PLC		467,149	3,171,580

BG Group PLC		488,486	7,043,833

Compass Group PLC		398,830	6,367,358

Fiat Chrysler Automobiles NV(NON)		424,085	5,527,648

Foxtons Group PLC		865,892	3,113,806

Genel Energy PLC(NON)		557,488	2,345,033

Liberty Global PLC Ser. C(NON)		56,800	2,329,936

Lloyds Banking Group PLC		4,583,731	5,225,330

Metro Bank PLC (acquired 1/15/14, cost $611,361) (Private)(F)(RES)(NON)		28,721	694,077

Persimmon PLC		233,124	7,103,166

Prudential PLC		335,674	7,096,335

Regus PLC		469,974	2,184,442

SABMiller PLC		126,444	7,165,132

Shire PLC		87,528	5,974,137

Sports Direct International PLC(NON)		368,070	4,222,651

St James's Place PLC		219,276	2,822,831

Virgin Money Holdings UK PLC(NON)		606,093	3,549,583

Vodafone Group PLC		1,927,087	6,093,523

Wolseley PLC		71,776	4,198,843

WPP PLC		315,674	6,573,854

			109,401,618
United States (1.0%)

Google, Inc. Class C(NON)		5,724	3,482,596

			3,482,596

Total common stocks (cost $363,719,570)			$355,790,717

SHORT-TERM INVESTMENTS (2.7%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	3,061,240	$3,061,240

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	6,868,576	6,868,576

Total short-term investments (cost $9,929,816)			$9,929,816

TOTAL INVESTMENTS

Total investments (cost $373,649,386)(b)			$365,720,533

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $3,127,689) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	12/16/15	$95,883	$95,529	$(354)
Barclays Bank PLC
	Euro	Sell	12/16/15	26,628	26,958	330
Citibank, N.A.
	Danish Krone	Buy	12/16/15	268,062	266,723	1,339
	Euro	Sell	12/16/15	26,740	27,072	332
Credit Suisse International
	Euro	Sell	12/16/15	347,394	351,734	4,340
	Swiss Franc	Buy	12/16/15	40,332	40,395	(63)
Deutsche Bank AG
	British Pound	Buy	12/16/15	416,028	420,674	(4,646)
	Euro	Sell	12/16/15	895	906	11
HSBC Bank USA, National Association
	British Pound	Sell	12/16/15	7,864	7,959	95
	Euro	Sell	12/16/15	37,145	37,320	175
JPMorgan Chase Bank N.A.
	Norwegian Krone	Buy	12/16/15	79,548	83,107	(3,559)
	Swedish Krona	Sell	12/16/15	45,805	45,608	(197)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	51,115	55,552	(4,437)
	British Pound	Sell	12/16/15	4,537	4,499	(38)
	Euro	Buy	12/16/15	89,170	90,587	(1,417)
	Norwegian Krone	Buy	12/16/15	2,652	2,741	(89)
	Swedish Krona	Sell	12/16/15	212,782	211,919	(863)
	Swiss Franc	Buy	12/16/15	73,873	73,993	(120)
UBS AG
	British Pound	Sell	12/16/15	147,447	149,231	1,784
	Euro	Sell	12/16/15	180,242	182,507	2,265
	Swiss Franc	Buy	12/16/15	644,172	645,704	(1,532)
WestPac Banking Corp.
	Euro	Sell	12/16/15	303,201	306,971	3,770

Total						$(2,874)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $363,410,944.
(b)	The aggregate identified cost on a tax basis is $374,376,105, resulting in gross unrealized appreciation and depreciation of $23,721,700 and $32,377,272, respectively, or net unrealized depreciation of $8,655,572.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $694,077, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$13,733,075	$43,592,749	$50,457,248	$2,802	$6,868,576
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $3,061,240, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,971,097.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $14,005 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.2%
	Consumer discretionary	16.9
	Health care	16.5
	Industrials	11.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $15,709 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
France	$—	$76,791,009	$—
Germany	—	31,191,831	—
Ireland	—	19,374,101	—
Italy	—	13,464,908	—
Netherlands	2,678,212	20,813,390	—
Norway	—	2,932,235	—
Spain	2,556,640	14,958,988	—
Sweden	—	10,544,973	—
Switzerland	—	47,600,216	—
United Kingdom	2,329,936	106,377,605	694,077
United States	3,482,596	—	—
Total common stocks	11,047,384	344,049,256	694,077
Short-term investments	6,868,576	3,061,240	—

Totals by level	$17,915,960	$347,110,496	$694,077

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,874)	$—

Totals by level	$—	$(2,874)	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$14,441	$17,315

Total	$14,441	$17,315

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$330	$1,671	$4,340	$11	$270	$—	$—	$4,049	$3,770	$14,441

	Total Assets	$—	$330	$1,671	$4,340	$11	$270	$—	$—	$4,049	$3,770	$14,441

	Liabilities:
	Forward currency contracts#	354	—	—	63	4,646	—	3,756	6,964	1,532	—	17,315

	Total Liabilities	$354	$—	$—	$63	$4,646	$—	$3,756	$6,964	$1,532	$—	$17,315

	Total Financial and Derivative Net Assets	$(354)	$330	$1,671	$4,277	$(4,635)	$270	$(3,756)	$(6,964)	$2,517	$3,770	$(2,874)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(354)	$330	$1,671	$4,277	$(4,635)	$270	$(3,756)	$(6,964)	$2,517	$3,770

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015